First Trust Nasdaq Artificial Intelligence and Robotics ETF Shareholder Fees	Sep. 30, 2025
First Trust Nasdaq Artificial Intelligence and Robotics ETF | First Trust Nasdaq Artificial Intelligence and Robotics ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%